Document Entity Information Document Entity Information	6 Months Ended
Jun. 30, 2020
Document Information [Abstract]
Document Type	6-K
Entity File Number	001-33632
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE PARTNERS L.P.
Entity Address, Address Line One	73 Front Street
Entity Address, Address Line Two	Fifth floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM